Other (expense) / income, net	9 Months Ended
Sep. 30, 2025
Other Income and Expenses [Abstract]
Other (expense) / income, net

15. Other (expense) / income, net

A summary of the amounts recorded in "Other (expense) / income, net" is as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
Foreign exchange loss	$(1,265)	$(12,139)	$(6,668)	$(4,929)
Fair value gain / (loss) on contingent consideration	672	(96)	488	(492)
Gain / (loss) on derivative instruments (1)	222	(3,186)	(1,435)	1,224
Fair value (loss) / gain on warrant liability (2)	(108)	(59)	404	81
Gain on debt repurchases (3)	—	325	—	1,621
Other (4)	(129)	413	712	4,505
Other (expense) / income, net	$(608)	$(14,742)	$(6,499)	$2,010

(1)
In the nine months ended September 30, 2025 and 2024 the Company entered into additional derivative financial instrument arrangements to mitigate interest risk on its variable-rate debt (See Note 8).
(2)
The Company accounts for warrants as derivative liabilities. The warrants were initially recorded at fair value based on the public warrants listed trading price and are subsequently remeasured at the balance sheet date with the changes in fair value recognized in the unaudited condensed consolidated statements of comprehensive loss (See Note 13).
(3)
Relates to gain on repurchases of the Company's debt (See Note 7).
(4)
Mainly relates to the release of certain provisions, offset by certain banking fees.